Insurance proceeds (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Insurance proceeds
Open insurance claim amount	$ 2,300,000			$ 2,300,000		$ 0
Loss of hire insurance payments recorded as a component of total revenues	4,127,000		$ 607,000	6,354,000	$ 607,000
Hull and machinery damage
Insurance proceeds
Open insurance claim amount	800,000			800,000		$ 20,000.00
Windsor Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues		$ 2,300,000
Tove Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 4,100,000
Tordis Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues				$ 6,400,000
Live Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues			$ 600,000		$ 600,000